Restatement and Other Corrections of Previously Issued Financial Statements (Details) - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
Restatement and Other Corrections of Previously Issued Financial Statements
Total assets	$ 1,840,139		$ 1,349,213	$ 734,469	$ 824,638	$ 800,703	$ 840,673
Accrued expenses and other current liabilities			9,421,258	7,822,030	7,829,479	7,847,647	7,877,018	$ 7,625,000
Total current liabilities	181,919,306		133,847,699	126,859,564	119,060,401	91,186,870	79,448,322
Total liabilities	181,919,306		133,847,699	126,859,564	119,077,518	97,808,327	82,536,664
Accumulated deficit	(208,402,586)		(159,184,883)	(152,283,261)	(143,893,316)	(121,659,065)	(104,463,428)
Total members' deficit	$ (208,402,586)	$ (184,393,971)	(159,184,883)	(152,283,265)	(143,824,666)	(121,659,065)	(104,463,427)
As Previously Reported
Restatement and Other Corrections of Previously Issued Financial Statements
Total assets			1,349,213	734,469	824,638	800,703	840,673
Accrued expenses and other current liabilities			1,796,258	197,030	204,479	222,647	252,018
Total current liabilities			126,222,699	119,234,564	111,435,401	83,561,870	71,823,322
Total liabilities			126,222,699	119,234,564	111,452,518	90,183,327	74,911,664
Accumulated deficit			(151,559,883)	(144,658,261)	(136,268,316)	(114,034,065)	(96,838,428)
Total members' deficit			(151,559,883)	(144,658,261)	(136,268,316)	(114,034,065)	(96,838,428)
Adjustment
Restatement and Other Corrections of Previously Issued Financial Statements
Accrued expenses and other current liabilities			7,625,000	7,625,000	7,625,000	7,625,000	7,625,000
Total current liabilities			7,625,000	7,625,000	7,625,000	7,625,000	7,625,000
Total liabilities			7,625,000	7,625,000	7,625,000	7,625,000	7,625,000
Accumulated deficit			(7,625,000)	(7,625,000)	(7,625,000)	(7,625,000)	(7,625,000)
Total members' deficit			$ (7,625,000)	$ (7,625,000)	$ (7,625,000)	$ (7,625,000)	$ (7,625,000)